Remuneration System for the Management Board and Employees of the Group - Summary of Shares, Stock Options, Convertible Bonds and Performance Shares Held by Members of Management Board and Supervisory Board (Detail)
		12 Months Ended
	Apr. 01, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additions	14,283
Allocations		24,647	143,033	175.570
Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance		63,483
Additions		88,473
Forfeitures		0
Exercises		0
12/31/2018		118,974	63,483
Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance		118,386
Additions		0
Forfeitures		0
Allocations		30,000
Convertible Bonds Outstanding Ending Balance		0	118,386
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additions			0
Convertible bonds, beginning balance		57,149
Additions		9,347
Forfeitures		0
Allocations		9,145
Convertible Bonds Outstanding Ending Balance		27,149	57,149
Dr Simon Moroney [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		483,709
Additions | $		$ 0
Sales | $		$ 0
Shares, ending balance			483,709
Dr Simon Moroney [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance		22,395
Additions		10,587
Forfeitures		0
Exercises		0
12/31/2018		0	22,395
Dr Simon Moroney [member] | Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance		88,386
Additions		0
Forfeitures		0
Allocations		0
Convertible Bonds Outstanding Ending Balance			88,386
Dr Simon Moroney [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance		27,050
Additions		3,152
Forfeitures		0
Allocations		0
Convertible Bonds Outstanding Ending Balance		0	27,050
Jens Holstein [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		17,017
Additions | $		$ 39,808
Sales | $		$ 37,308
Shares, ending balance		19,517	17,017
Jens Holstein [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance		14,673
Additions		6,936
Forfeitures		0
Exercises		0
12/31/2018		21,609	14,673
Jens Holstein [member] | Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance		30,000
Additions		0
Forfeitures		0
Allocations		30,000
Convertible Bonds Outstanding Ending Balance		0	30,000
Jens Holstein [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance		17,936
Additions		2,065
Forfeitures		0
Allocations		7,308
Convertible Bonds Outstanding Ending Balance		12,693	17,936
Dr Malte Peters [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		12,818
Additions | $		$ 0
Sales | $		$ 9,505
Shares, ending balance		3,313	12,818
Dr Malte Peters [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance		14,673
Additions		6,936
Forfeitures		0
Exercises		0
12/31/2018		21,609	14,673
Dr Malte Peters [member] | Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance		0
Additions		0
Forfeitures		0
Allocations		0
Convertible Bonds Outstanding Ending Balance		0	0
Dr Malte Peters [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance		5,132
Additions		2,065
Forfeitures		0
Allocations		0
Convertible Bonds Outstanding Ending Balance		7,197	5,132
Dr Markus Enzelberge [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		1,676
Additions | $		$ 1,837
Sales | $		$ 1,837
Shares, ending balance		1,676	1,676
Dr Markus Enzelberge [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options, beginning balance		11,742
Additions		6,936
Forfeitures		0
Exercises		0
12/31/2018		18,678	11,742
Dr Markus Enzelberge [member] | Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance		0
Additions		0
Forfeitures		0
Allocations		0
Convertible Bonds Outstanding Ending Balance		0	0
Dr Markus Enzelberge [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible bonds, beginning balance		7,031
Additions		2,065
Forfeitures		0
Allocations		1,837
Convertible Bonds Outstanding Ending Balance		7,259	7,031
Management board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		515,220
Additions | $		$ 41,645
Sales | $		$ 48,650
Shares, ending balance		24,506	515,220
Dr. Marc Cluzel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		500
Additions | $		$ 250
Sales | $		$ 0
Shares, ending balance		750	500
Dr. Frank Morich [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		1,000
Additions | $		$ 0
Sales | $		$ 0
Shares, ending balance		1,000	1,000
Michael Brosnan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		0
Additions | $		$ 0
Sales | $		$ 0
Shares, ending balance		0	0
Sharon Curran [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additions | $		$ 0
Sales | $		$ 0
Shares, ending balance		0
Dr George Golumbeski [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		0
Additions | $		$ 0
Sales | $		$ 0
Shares, ending balance		0	0
Wendy Johnson [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		500
Additions | $		$ 0
Sales | $		$ 0
Shares, ending balance		500	500
Krisja Vermeylen [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		350
Additions | $		$ 0
Sales | $		$ 0
Shares, ending balance		350	350
Dr. Jean-Paul Kress [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additions | $		$ 0
Sales | $		$ 0
Shares, ending balance		0
Dr. Jean-Paul Kress [member] | Stock Option 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additions		57,078
Forfeitures		0
Exercises		0
12/31/2018		57,078
Dr. Jean-Paul Kress [member] | Convertible bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additions		0
Forfeitures		0
Allocations		0
Convertible Bonds Outstanding Ending Balance		0
Dr. Jean-Paul Kress [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additions		0
Forfeitures		0
Allocations		0
Convertible Bonds Outstanding Ending Balance		0
Supervisory board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares, beginning balance		2,350
Additions | $		$ 250
Sales | $		$ 0
Shares, ending balance		2,600	2,350